Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Interest and similar income	£ 24,261	£ 11,779	£ 5,672
Interest and similar expense	(17,608)	(6,381)	(2,599)
Net interest income	6,653	5,398	3,073
Fee and commission income	8,708	8,171	8,581
Fee and commission expense	(3,247)	(2,745)	(1,994)
Net fee and commission income	5,461	5,426	6,587
Net trading income	5,980	7,624	5,788
Net investment income/(expense)	112	(323)	(80)
Other income	62	69	40
Total income	18,268	18,194	15,408
Staff costs	(5,591)	(5,192)	(4,456)
Infrastructure costs	(1,073)	(900)	(1,054)
Administration and general expenses	(5,755)	(4,879)	(4,375)
Litigation and conduct	(44)	(1,427)	(374)
Operating expenses	(12,463)	(12,398)	(10,259)
Share of post-tax results of associates and joint ventures	(4)	3	4
Profit/(loss) on disposal of subsidiaries, associates and joint ventures	0	1	(12)
Profit before Impairment	5,801	5,800	5,141
Credit impairment (charges)/releases	(1,578)	(933)	277
Profit before tax	4,223	4,867	5,418
Taxation	(662)	(485)	(830)
Profit after tax	3,561	4,382	4,588
Attributable to:
Equity holders of the parent	2,753	3,650	3,957
Other equity instrument holders	808	732	631
Total equity holders of the parent	3,561	4,382	4,588
Profit after tax	£ 3,561	£ 4,382	£ 4,588